EQUITY TRANSACTION (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 03, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 ₪ / shares shares	Mar. 31, 2025 shares	Dec. 31, 2024 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share capital | shares						15,000,000	13,000,000	13,000,000
Public offering price | ₪ / shares						₪ 0		₪ 0
Public offering issuance costs				$ 2,769	$ 2,769
Issuance of common shares on public offering, net of issuance costs				$ 39,415	$ 39,415
Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares			230,000
Exercise price | $ / shares			$ 29.93
Grant date fair value			$ 3,257
The fair value of share-based awards, Method			Black-Scholes valuation model
Expected volatility					50.00%
Expected option life					4 years 7 months 6 days
Risk free interest rate					4.50%
Dividend yield					0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized share capital | shares							15,000,000
Vest upon the lapse of 12 months [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			4 years
Vesting percentage			25.00%
Vest on a quarterly basis [Member] | Stock Option Plan 2012 And 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan			3 months
Vesting percentage			6.25%
Public offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares on public offering | shares	242,298	1,625,000
Public offering price | $ / shares	$ 26	$ 26
Gross proceeds from public offering		$ 42,300
Public offering issuance costs	$ 400	2,800
Issuance of common shares on public offering, net of issuance costs	$ 6,000	$ 39,400
Shares sold by existing shareholders | shares	380,202	2,525,000
Proceeds from issuance of public offering	$ 45,400